Related Party Transactions - Schedule of Trade Accounts Payables to Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Balance Sheets:
Amount due to related parties	$ 492	$ 848
Trade Accounts Payables [Member]
Balance Sheets:
Amount due to related parties	953	1,011
Trade Accounts Payables [Member] | KOAS [Member]
Balance Sheets:
Amount due to related parties	643	651
Trade Accounts Payables [Member] | KNOT [Member]
Balance Sheets:
Amount due to related parties	$ 310	$ 360